Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Interest and similar income	£ 11,617	£ 6,708	£ 4,762
Interest expense and similar charges	(6,959)	(2,283)	(813)
Net interest income	4,658	4,425	3,949
Fee and commission income	804	839	697
Fee and commission expense	(501)	(509)	(411)
Net fee and commission income	303	330	286
Other operating income	135	201	264
Total operating income	5,096	4,956	4,499
Operating expenses before credit impairment charges, provisions and charges	(2,456)	(2,343)	(2,510)
Credit impairment (charges)/write-backs	205
Credit impairment (charges)/write-backs		(320)	233
Provisions for other liabilities and charges	(335)	(419)	(377)
Total operating credit impairment charges, provisions and charges	(540)	(739)	(144)
Profit (Loss) From Continuing Operations, Before Tax	2,100	1,874	1,845
Tax on profit from continuing operations	(559)	(480)	(492)
Profit from continuing operations after tax	1,541	1,394	1,353
Profit from discontinued operations after tax	0	0	31
Profit after tax	1,541	1,394	1,384
Attributable to:
Equity holders of the parent	1,541	1,394	1,365
Profit (loss), attributable to non-controlling interests	0	0	19
Profit after tax	£ 1,541	£ 1,394	£ 1,384